Cash and cash equivalents (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Cash and cash equivalents [abstract]
Cash at banks	$ 375,229	$ 228,732
Cash on vessels	1,641	1,683
Total cash	$ 376,870	$ 230,415	$ 187,511	$ 202,303